GOODWILL AND INTANGIBLES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLES

NOTE 3 – GOODWILL AND INTANGIBLES

Goodwill

During the three months ended March 31, 2014, goodwill increased $1,217 as a result of our acquisition of U.S. Insulation Corp. (“U.S. Insulation”). See Note 11, Business Combinations, for more information. Goodwill did not change during the three months ended March 31, 2013.

We test goodwill for impairment annually during the fourth quarter of our fiscal year or at an earlier date if there is an impairment indicator. We tested goodwill for impairment as of October 1, 2013. No impairment was recognized during either of the three month periods ended March 31, 2014 and 2013.

Intangibles, net

The following table provides the gross carrying amount and accumulated amortization for each major class of intangibles:

	March 31, 2014			December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Amortized intangibles:
Customer relationships	$21,958	$(14,839)	$7,119	$21,412	$(14,403)	$7,009
Covenants not-to-compete	426	(180)	246	356	(160)	196
Trademarks and tradenames	12,098	(5,912)	6,186	11,882	(5,687)	6,195

	$34,482	$(20,931)	$13,551	$33,650	$(20,250)	$13,400

Amortization expense on intangible assets totaled $697 and $791 during the three months ended March 31, 2014 and 2013, respectively. Remaining estimated aggregate annual amortization expense is as follows (amounts are for the fiscal year ended):

Remainder of 2014	$2,035
2015	2,543
2016	2,199
2017	1,610
2018	1,399
Thereafter	3,765

NOTE 4 – GOODWILL AND INTANGIBLES

Goodwill

The change in carrying amount of goodwill was as follows:

	Years ended December 31,
	2012	2013
Beginning balances:
Goodwill	$118,316	$119,150
Accumulated impairment losses	(70,004)	(70,004)

Net Goodwill	48,312	49,146
Goodwill from business combinations	834	182

Ending balances:
Goodwill	119,150	119,332
Accumulated impairment losses	(70,004)	(70,004)

Net Goodwill	$49,146	$49,328

No impairment of goodwill was recognized for the years ended December 31, 2011, 2012 and 2013.

Intangibles, net

The following table provides the gross carrying amount and accumulated amortization for each major class of intangibles:

	As of December 31,			As of December 31,
	2012			2013
	Gross		Net	Gross		Net
	Carrying	Accumulated	Book	Carrying	Accumulated	Book
	Amount	Amortization	Value	Amount	Amortization	Value
Amortized intangibles:
Customer relationships	$20,439	$12,425	$8,014	$21,412	$14,403	$7,009
Covenants not-to-compete	1,021	761	260	356	160	196
Trademarks and tradenames	11,545	4,796	6,749	11,882	5,687	6,195

	$33,005	$17,982	$15,023	$33,650	$20,250	$13,400

An intangible asset impairment related to continuing operations of $1,687 and $352 for impaired customer relationships and trademarks and trade names relating to certain branch name changes is included in other operating expenses on the Consolidated Statement of Operations for the years ended December 31, 2011 and 2012, respectively. In 2011, the impairment charges also included $1,074 of impaired intangibles related to discontinued operations. There is no impairment loss for the year ended December 31, 2013.

Amortization expense on intangible assets totaled $3,986, $3,082 and $3,057 during the years ended December 31, 2011, 2012 and 2013, respectively. Remaining estimated aggregate annual amortization expense is as follows:

2014	$2,659
2015	2,456
2016	2,113
2017	1,524
2018	1,313
Thereafter	3,335